GS Mortgage Securities Corp. ABS-15G

Exhibit 99.5 - Schedule 8

Loan Number	Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Compensating Factors	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
XXXX	1001	1 of 4	XXXX	XX/XX/XXXX	Compliance	Note - Incomplete	XXXX	The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	Acknowledged					2	2	3	2
XXXX	1001	2 of 4	XXXX	XX/XX/XXXX	Credit	Condo - Other	XXXX	Lender Exception for the deed restrictions on the subject condo prior to consummation. Deemed Non Material based on compensating factors.	Waived				Comp Factors - DTI 19.263%, Reserves $174,991/57 mos	2	2	3	2
XXXX	1001	3 of 4	XXXX	XX/XX/XXXX	Credit	Credit - Other	XXXX	There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in the name of a business entity; however, the loan file did not contain a liens/judgement search on the business as required per guidelines.	Resolved	Rebuttal 1 (XX/XX/XXXX XXXXAM) no hit	Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			3	1	3	2
XXXX	1001	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.						1	1	3	2
XXXX	1002	1 of 5	XXXX	XX/XX/XXXX	Compliance	Note - Signature Discrepancy	XXXX	There is an individual on the Note who signed as an agent under a Power of Attorney but the Power of Attorney document is missing.	Resolved	Rebuttal 1 (XX/XX/XXXX XXXXPM) Please see attached	Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)			3	1	3	2
XXXX	1002	2 of 5	XXXX	XX/XX/XXXX	Compliance	Security Instrument - Power of Attorney Missing	XXXX	There is an individual on the Security Instrument who signed as an agent under a Power of Attorney but the Power of Attorney document is missing.	Resolved	Rebuttal 1 (XX/XX/XXXX XXXXPM) Please see attached	Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)			3	1	3	2
XXXX	1002	3 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - CD - Section B incorrect payee	XXXX	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on XX/XX/XXXX. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	3	2
XXXX	1002	4 of 5	XXXX	XX/XX/XXXX	Credit	No Credit Findings	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2
XXXX	1002	5 of 5	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.						1	1	3	2